BORROWINGS - MARKET RISK (Details) R in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R) R / $	Dec. 31, 2017 ZAR (R) R / $	Dec. 31, 2016 ZAR (R)
Other payables
Borrowings.	R 23,736.2	R 24,504.7	R 25,649.5	R 8,973.8
Currency risk
Other payables
Closing foreign exchange rate | R / $	14.00	14.35	12.36
Decrease in gain on foreign exchange differences due to decrease in exchange rate	R 102.2	R 38.7	R 81.2
Increase in gain on foreign exchange differences due to increase in exchange rate	102.2	38.7	81.2
Interest rate risk
Other payables
Amount exposed to risk	23,730.7	24,498.9	25,644.5
Change in interest expense for downward change by 1.5% in interest rate	143.1	167.7
Change in interest expense for downward change by 1% in interest rate	95.4	111.8
Change in interest expense for downward change by 0.5% in interest rate	47.7	55.9
Change in interest expense for upward change by 0.5% in interest rate	(47.7)	(55.9)
Change in interest expense for upward change by 1% in interest rate	(95.4)	(111.8)
Change in interest expense for upward change by 1.5% in interest rate	(143.1)	(167.7)
JIBAR | Interest rate risk
Other payables
Amount exposed to risk	2,500.0	6,322.0	6,015.1
Change in interest expense for downward change by 1.5% in interest rate	37.5	88.5
Change in interest expense for downward change by 1% in interest rate	25.0	59.0
Change in interest expense for downward change by 0.5% in interest rate	12.5	29.5
Change in interest expense for upward change by 0.5% in interest rate	(12.5)	(29.5)
Change in interest expense for upward change by 1% in interest rate	(25.0)	(59.0)
Change in interest expense for upward change by 1.5% in interest rate	(37.5)	(88.5)
LIBOR | Interest rate risk
Other payables
Amount exposed to risk	7,042.3	3,871.6	R 2,674.6
Change in interest expense for downward change by 1.5% in interest rate	105.6	79.2
Change in interest expense for downward change by 1% in interest rate	70.4	52.8
Change in interest expense for downward change by 0.5% in interest rate	35.2	26.4
Change in interest expense for upward change by 0.5% in interest rate	(35.2)	(26.4)
Change in interest expense for upward change by 1% in interest rate	(70.4)	(52.8)
Change in interest expense for upward change by 1.5% in interest rate	R (105.6)	R (79.2)
Minimum | Interest rate risk
Other payables
Debt term	1 month
Maximum | Interest rate risk
Other payables
Debt term	3 months